Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Schedule of Unrecorded Tax Losses Carry Forwards

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2018	2017
2020	2,896	2,925
2021	11,473	11,587
2022	16,093	16,253
2023	28,349	28,631
2024	58,019	58,596
2025	67,403	—
Total unrecorded tax losses carry forwards	184,233	117,992

Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2018
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(75,616)	(1,145)	(76,761)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(5,898)	(313)	(6,211)
Tax impact of permanent differences	602	76	678
Temporary differences not recognized as deferred tax assets	—	251	251
Adjustments for current tax of prior periods	—	(59)	(59)
Tax on losses not recognized as deferred tax assets	5,296	—	5,296
Effective income tax credit	—	(45)	(45)
Effective tax rate	0.0%	3.9%	0.1%

	Year ended December 31, 2017
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(65,397)	(1,478)	(66,875)
Statutory tax rate (blended at Group level)	7.8%	39.3%	8.5%
Income tax credit at statutory tax rates	(5,123)	(581)	(5,704)
Tax impact of permanent differences	577	225	802
Temporary differences not recognized as deferred tax assets	—	407	407
Tax on losses not recognized as deferred tax assets	4,546	—	4,546
Effective income tax expense	—	51	51
Effective tax rate	0.0%	3.5%	0.1%